Components of Income Tax Expense (Benefit) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current:
Federal			$ 3,412
State			0	0	0
Net current income tax (benefit) expense			3,412
Deferred:
Federal			(13,477)	(18,076)	(1,128)
State			(1,488)	1,010	(718)
Valuation allowance			15,037	17,073	1,745
Net deferred income tax expense (benefit)			72	7	(101)
Net income tax expense (benefit)	$ 21	$ 3,412	$ 3,484	$ 7	$ (101)